LEASE AND OTHER FINANCING OBLIGATIONS - Parameters and lease cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lessee, Finance Lease, Description [Abstract]
Renewal term (in years)	15 years
Termination period (in years)	1 year
Lease, Cost [Abstract]
Operating lease cost	$ 28	$ 21
Amortization of ROU assets	78	85
Interest on lease liabilities	34	36
Finance lease cost, total	112	121
Variable lease cost	332	393
Short-term lease cost	25	36
Lease cost, Total	497	571
Operating cash flows relating to operating leases	23	17
Operating cash flows relating to finance leases	34	36
Financing cash flows relating to finance leases	66	73	$ 66
Operating lease obligations arising from obtaining ROU assets	16	35
Finance lease obligations arising from obtaining ROU assets	$ 20	$ 41
Operating leases, weighted average remaining lease term (in years)	8 years
Finance leases, weighted average remaining lease term (in years)	10 years
Operating leases, weighted average discount rate (as a percent)	4.35%
Finance leases, weighted average discount rate (as a percent)	5.73%
Minimum
Lessee, Finance Lease, Description [Abstract]
Remaining lease term (in years)	1 year
Lease, Cost [Abstract]
Financing leases not yet commenced, lease terms (in years)	2 years
Maximum
Lessee, Finance Lease, Description [Abstract]
Remaining lease term (in years)	36 years